Segment Information (Operating Information by Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Service Revenues
Mobile value added services	$ 103,519,000	$ 68,335,000	$ 36,202,000
Advertising services	36,623,000	8,889,000	4,306,000
Enterprise mobility	14,174,000	3,249,000	0
Other services	3,559,000	1,992,000	163,000
Product Revenues
Enterprise mobility	38,827,000	9,303,000	0
Total net revenues	196,702,000	91,768,000	40,671,000
Cost of revenues	(80,928,000)	(25,739,000)	(8,057,000)
Gross profit	115,774,000	66,029,000	32,614,000
Operating expenses:
Sales and marketing expenses	(25,810,000)	(17,396,000)	(7,955,000)
General and administrative expenses	(77,026,000)	(36,776,000)	(14,024,000)
Research and development expenses	(17,437,000)	(9,585,000)	(5,095,000)
Total operating expenses	(120,273,000)	(63,757,000)	(27,074,000)
(Loss)/income from operations	(4,499,000)	2,272,000	5,540,000
Interest income/(expense)	411,000	3,193,000	1,342,000
Realized gain on available-for-sale investments	5,000	0	29,000
Foreign currency exchange gain	1,784,000	67,000	3,011,000
Gain on change of interest in an associate	0	943,000	0
Other income/(expense), net	2,083,000	3,364,000	306,000
(Loss)/income before income taxes	(216,000)	9,839,000	10,228,000
Income tax expense	(1,117,000)	(420,000)	(97,000)
Share of (loss)/profit from an associate	0	543,000	119,000
Net (loss)/income	(1,333,000)	9,962,000	10,250,000
Operating Segments [Member] | Consumer [Member]
Service Revenues
Mobile value added services	103,519,000	68,335,000	36,202,000
Advertising services	36,623,000	8,889,000	4,306,000
Enterprise mobility	0	0
Other services	3,559,000	1,992,000	163,000
Product Revenues
Enterprise mobility	0	0
Total net revenues	143,701,000	79,216,000	40,671,000
Cost of revenues	(41,430,000)	(16,352,000)	(8,057,000)
Gross profit	102,271,000	62,864,000	32,614,000
Operating expenses:
Sales and marketing expenses	(23,143,000)	(16,917,000)	(7,955,000)
General and administrative expenses	(74,966,000)	(35,977,000)	(14,024,000)
Research and development expenses	(15,063,000)	(8,995,000)	(5,095,000)
Total operating expenses	(113,172,000)	(61,889,000)	(27,074,000)
(Loss)/income from operations	(10,901,000)	975,000	5,540,000
Interest income/(expense)	393,000	3,207,000	1,342,000
Realized gain on available-for-sale investments	5,000		29,000
Foreign currency exchange gain	1,784,000	67,000	3,011,000
Gain on change of interest in an associate		943,000
Other income/(expense), net	2,073,000	3,374,000	306,000
(Loss)/income before income taxes	(6,646,000)	8,566,000	10,228,000
Income tax expense	(555,000)	(331,000)	(97,000)
Share of (loss)/profit from an associate		543,000	119,000
Net (loss)/income	(7,201,000)	8,778,000	10,250,000
Operating Segments [Member] | Enterprise [Member]
Service Revenues
Mobile value added services	0	0	0
Advertising services	0	0	0
Enterprise mobility	14,174,000	3,249,000
Other services	0	0	0
Product Revenues
Enterprise mobility	38,827,000	9,303,000
Total net revenues	53,001,000	12,552,000	0
Cost of revenues	(39,498,000)	(9,387,000)	0
Gross profit	13,503,000	3,165,000	0
Operating expenses:
Sales and marketing expenses	(2,667,000)	(479,000)	0
General and administrative expenses	(2,060,000)	(799,000)	0
Research and development expenses	(2,374,000)	(590,000)	0
Total operating expenses	(7,101,000)	(1,868,000)	0
(Loss)/income from operations	6,402,000	1,297,000	0
Interest income/(expense)	18,000	(14,000)	0
Realized gain on available-for-sale investments	0		0
Foreign currency exchange gain	0	0	0
Gain on change of interest in an associate		0
Other income/(expense), net	10,000	(10,000)	0
(Loss)/income before income taxes	6,430,000	1,273,000	0
Income tax expense	(562,000)	(89,000)	0
Share of (loss)/profit from an associate		0	0
Net (loss)/income	$ 5,868,000	$ 1,184,000	$ 0